Short-term and Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2014
Short-term Debt

Short-term debt at March 31, 2013 and 2014 is as follows:

	Yen (millions)
	2013	2014
Short-term bank loans	¥347,842	¥373,610
Asset-backed notes	37,448	69,032
Medium-term notes	159,963	231,519
Commercial paper	693,044	645,183

Total	¥1,238,297	¥1,319,344

Long-term Debt

Long-term debt at March 31, 2013 and 2014 is as follows:

	Yen (millions)
	2013	2014
Honda Motor Co., Ltd.:
Loans, maturing through 2031:
Unsecured, principally from banks	¥160	¥128

	160	128
Subsidiaries:
Loans, maturing through 2029:
Secured, principally from banks	15,830	30,466
Unsecured, principally from banks	1,043,857	1,224,947
Asset-backed notes, maturing through 2019	681,020	808,022
1.31% Japanese yen unsecured bond due 2013	40,000	—
1.05% Japanese yen unsecured bond due 2014	30,000	30,000
0.56% Japanese yen unsecured bond due 2015	30,000	30,000
0.59% Japanese yen unsecured bond due 2015	30,000	30,000
0.47% Japanese yen unsecured bond due 2016	40,000	40,000
0.48% Japanese yen unsecured bond due 2017	40,000	40,000
0.37% Japanese yen unsecured bond due 2017	30,000	30,000
0.35% Japanese yen unsecured bond due 2017	35,000	35,000
0.27% Japanese yen unsecured bond due 2018	30,000	30,000
0.55% Japanese yen unsecured bond due 2018	—	50,000
0.32% Japanese yen unsecured bond due 2018	—	40,000
0.25% Japanese yen unsecured bond due 2019	—	40,000
0.59% Japanese yen unsecured bond due 2019	10,000	10,000
0.56% Japanese yen unsecured bond due 2019	15,000	15,000
0.55% Japanese yen unsecured bond due 2020	10,000	10,000
0.49% Japanese yen unsecured bond due 2020	—	10,000
0.43% Japanese yen unsecured bond due 2021	—	10,000
Medium-term notes, maturing through 2023	1,580,951	2,030,968
Less unamortized discount, net	5,927	7,001

	3,655,731	4,537,402

Total long-term debt	3,655,891	4,537,530
Less current portion	945,046	1,303,464

Total long-term debt, excluding current portion	¥2,710,845	¥3,234,066

Pledged Assets

Pledged assets at March 31, 2013 and 2014 are as follows:

	Yen (millions)
	2013	2014
Trade accounts and notes receivable	¥25,528	¥31,318
Inventories	11,154	12,908
Property, plant and equipment	26,169	58,504
Finance subsidiaries-receivables	724,399	883,776

Maturities of Long-term Debt

The following schedule shows the maturities of long-term debt for each of the five years following March 31, 2014 and thereafter:

Years ending March 31	Yen (millions)
2015	¥1,303,464

2016	963,462
2017	1,125,196
2018	391,004
2019	460,730
After five years	293,674

3,234,066

Total	¥4,537,530